PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances to suppliers	¥ 14,434,384		¥ 11,124,716
Deductible input VAT and VAT rebates receivable	9,756,854		8,678,443
Staff advances	568,553		514,328
Interest receivable	2,325,318		5,369,826
Other	5,746,979		5,294,818
Prepayments and other current assets	¥ 32,832,088	$ 5,031,738	¥ 30,982,131